Segmented Information (Tables)	12 Months Ended
Dec. 31, 2024
Segmented Information [Abstract]
Schedule of Information About the Assets and Liabilities

Set out below is information about the assets and liabilities as at December 31, 2024 and 2023 and profit or loss from each segment for the years ended December 31, 2024 and 2023:

	As at December 31, 2024
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Reportable segment assets	$17,785	$1,052,080	$6,844,218	$7,914,083
Reportable segment liabilities	133,163	1,026,211	2,478,171	3,637,545

	As at December 31, 2023
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Reportable segment assets	$7,421,320	$831,714	$586,959	$8,839,993
Reportable segment liabilities	5,949,793	1,314,705	5,404,387	12,668,885

	For the year ended December 31, 2024
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Revenues from external customers	$—	$836,664	$—	$836,664
Intersegment revenues	—	—	—	—
Other income (expense)	(879,154)	411,198	1,675,644	1,207,688
Finance income	—	3,539	2,953	6,492
Finance expense	—	(19,024)	(81,083)	(100,107)
Depreciation & amortization	—	3,783	137,271	141,054
Discontinued operations	(827,620)	—	—	(827,620)
Reportable segment income (loss)	(206,397)	43,414	(3,933,046)	(4,096,029)

	For the year ended December 31, 2023
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Revenues from external customers	$—	$423,683	$—	$423,683
Intersegment revenues	—	—	—	—
Other income (expense)	(990,870)	117,785	940,863	67,778
Finance income	—	39	—	39
Finance expense	—	(14,638)	(106,758)	(121,396)
Depreciation & amortization	—	3,759	205,424	209,183
Discontinued operations	(28,562,693)	—	—	(28,562,693)
Reportable segment loss	(29,566,625)	(355,688)	(2,352,757)	(32,275,070)

Schedule of Segment’s Revenues, Profit or Loss, Assets and Liabilities

Set out below are reconciliations of each reportable segment’s revenues, profit or loss for the years ended December 31, 2024 and 2023, and assets and liabilities as at December 31, 2024 and 2023:

	For the year ended December 31, 2024
Revenues	Cultivation	Distribution	Corporate	Total
Total revenues	$—	$836,664	$—	$836,664
Elimination of inter segment revenue	—	—	—	—
Total revenue	$—	$836,664	$—	$836,664

	For the year ended December 31, 2023
Revenues	Cultivation	Distribution	Corporate	Total
Total revenues	$—	$423,683	$—	$423,683
Elimination of inter segment revenue	—	—	—	—
Total revenue	$—	$423,683	$—	$423,683

	For the year ended December 31, 2024
Loss	Cultivation	Distribution	Corporate	Total
Total profit or loss for reportable segments	$621,223	$43,414	$(3,933,046)	$(3,268,409)
Total loss on discontinued operations	(827,620)	–	–	(827,620)
Elimination of inter segment profit or loss	–	–	–	–
Income (loss) before income tax expense	$(206,397)	$43,414	$(3,933,046)	$(4,096,029)

	For the year ended December 31, 2023
Loss	Cultivation	Distribution	Corporate	Total
Total loss for reportable segments	$(1,003,932)	$(355,688)	$(2,352,757)	$(3,712,377)
Total loss on discontinued operations	(28,562,693)	–	–	(28,562,693)
Elimination of inter segment profit or loss	–	–	–	–
Loss before income tax expense	$(29,566,625)	$(355,688)	$(2,352,757)	$(32,275,070)

	As at December 31, 2024
Assets	Cultivation	Distribution	Corporate	Total
Total assets for reportable segments	$17,785	$1,052,080	$52,703,643	$53,773,508
Elimination of inter segment assets	–	–	(45,859,425)	(45,859,425)
Segments’ assets	$17,785	$1,052,080	$6,844,218	$7,914,083

	As at December 31, 2023
Assets	Cultivation	Distribution	Corporate	Total
Total assets for reportable segments	$7,421,320	$19,962,714	$13,716,171	$41,100,205
Elimination of inter segment assets	–	(19,131,000)	(13,129,212)	(32,260,212)
Segments’ assets	$7,421,320	$831,714	$586,959	$8,839,993

	As at December 31, 2024
Liabilities	Cultivation	Distribution	Corporate	Total
Total liabilities for reportable segments	$883,397	$11,169,051	$25,958,535	$38,010,983
Elimination of inter segment liabilities	(750,234)	(10,142,840)	(23,480,364)	(34,373,438)
Entity’s liabilities	$133,163	$1,026,211	$2,478,171	$3,637,545

	As at December 31, 2023
Liabilities	Cultivation	Distribution	Corporate	Total
Total liabilities for reportable segments	$16,163,821	$31,223,085	$(25,505,597)	$21,881,309
Elimination of inter segment liabilities	(10,214,029)	(29,908,380)	30,909,985	(9,212,424)
Entity’s liabilities	$5,949,792	$1,314,705	$5,404,388	$12,668,885